Federated Hermes U S Treasury Cash Reserves Expense Example - Premier Shares [Member] - Federated Hermes U S Treasury Cash Reserves - PRM	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306